ACQUISITIONS (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Cost of revenues	$ (3,583,000)	$ (2,139,000)	$ (8,420,000)	$ (4,419,000)	$ (7,504,000)	$ (11,636,000)
Gross profit	$ 3,411,000	$ 2,312,000	6,923,000	4,164,000	8,688,000	12,977,000
Net loss			$ (6,249,000)	$ (4,544,000)	$ (15,997,000)	$ (14,447,000)
Basic loss per share	$ (0.09)	$ (0.04)	$ (0.15)	$ (0.26)	$ (1.03)	$ (0.94)
Redeeem, LLC [Member]
Project Revenues					$ 16,217,000	$ 24,662,000
Cost of revenues					(7,504,000)	(11,636,000)
Gross profit					8,713,000	13,026,000
Operating expenses					(25,419,000)	(25,143,000)
EBITDA					(16,706,000)	(12,117,000)
Other income and (expenses)					695,000	(2,362,000)
Net loss					$ (16,010,000)	$ (14,479,000)
Basic loss per share					$ (1.03)	$ (0.94)